Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable, net

Note 6 – Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31, 2024	December 31, 2023

Trade accounts receivable	$4,220,194	$180,000
Allowance for expected credit losses	(360,701)	—
Total accounts receivable, net	$3,859,493	$180,000

Movement of allowance for expected credit losses of the following:

	December 31, 2024	December 31, 2023	December 31, 2022

Beginning balance	$—	$—	$—
Acquisition	360,701	—	—
Ending balance	$360,701	$—	$—

The Company does not require collateral for, or interest on accounts receivable. The Company maintains an allowance for estimated credit losses, and when it is determined that they are uncollectible, the allowance for expected credit losses and corresponding receivables are written off.